UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street
Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Income Securities Trust

QUARTERLY PORTFOLIO HOLDINGS

3.31.2008

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 90.96%					$141,191,238

(Cost $155,566,102)

Advertising 0.33%					508,125

R.H. Donnelley Corp.,
Sr Disc Note Ser A-1	6.875%	01-15-13	B	$200	122,000
Sr Disc Note Ser A-2	6.875	01-15-13	B	300	183,000
Sr Note (S)	8.875	10-15-17	B	325	203,125

Agricultural Products 0.33%					517,750

Chaoda Modern Agriculture (Holdings)
Ltd.,
Gtd Sr Note (Cayman Islands)
(F)(S)	7.750	02-08-10	BB	545	517,750

Airlines 1.87%					2,903,842

American Airlines, Inc.,
Pass Thru Ctf Ser 88A4	10.210	01-01-10	CCC+	137	123,178
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1
Class A (L)	6.545	02-02-19	A-	348	335,170
Pass Thru Ctf Ser 2000-2
Class B	8.307	10-02-19	BB-	395	369,543
Pass Thru Ctf Ser 2001-1
Class C	7.033	06-15-11	B+	107	96,280
Delta Airlines, Inc.,
Collateralized Bond (S)	6.821	08-10-22	A-	773	745,271
Sr Pass Thru Ctf Ser 02-1	6.417	07-02-12	AAA	825	825,000
Northwest Airlines, Inc.,
Gtd Collateralized Note
Ser 07-1	7.027	11-01-19	A-	445	409,400

Aluminum 0.58%					903,350

CII Carbon LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	CCC+	1,015	903,350

Apparel Retail 0.13%					195,250

Hanesbrands, Inc.,
Gtd Sr Floating Rate Note
Ser B (P)	8.204	12-15-14	B-	220	195,250

Auto Parts & Equipment 0.79%					1,228,612

Allison Transmission, Inc.,
Gtd Sr Note (L)(S)	11.000	11-01-15	B-	1,000	870,000
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11-15-14	B	365	358,612

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Automobile Manufacturers 0.51%					785,400

General Motors Corp.,
Sr Note (L)	7.125	07-15-13	B-	1,020	785,400

Automotive Retail 0.11%					172,500

Avis Budget Car Rental LLC,
Gtd Sr Note	7.625	05-15-14	BB-	200	172,500

Broadcasting & Cable TV 2.10%					3,262,780

Canadian Satellite Radio Holdings, Inc.,
Gtd Sr Note (Canada) (F)(G)	12.750	02-15-14	CCC+	979	922,708
Charter Communications Holdings II LLC,
Gtd Sr Note	10.250	09-15-10	CCC	415	377,650
Comcast Cable Communications Holdings,
Inc.,
Gtd Note (L)	8.375	03-15-13	BBB+	1,095	1,216,360
Nexstar Finance, Inc.,
Sr Sub Note	7.000	01-15-14	CCC+	340	292,825
Rogers Cable, Inc.,
Sr Sec Note (Canada) (F)	6.750	03-15-15	BB+	455	453,237

Casinos & Gaming 5.97%					9,262,576

Chukchansi Economic Development
Authority,
Sr Note (S)	8.000	11-15-13	BB-	460	414,000
Downstream Development Authority
of the Quapaw Tribe of Oklahoma,
Sr Sec Note (S)	12.000	10-15-15	B-	500	395,000
Fontainebleau Las Vegas Holdings Ltd.,
Note (S)	10.250	06-15-15	CCC+	995	701,475
Greektown Holdings LLC,
Sr Note (S)	10.750	12-01-13	CCC+	1,015	923,650
Indianapolis Downs LLC & Capital Corp.,
Sr Note (S)	11.000	11-01-12	B	1,010	878,700
Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000	03-01-14	B	375	267,188
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B-	500	375,000
Little Traverse Bay Bands of Odawa
Indians,
Sr Note (S)	10.250	02-15-14	B	500	503,750
Majestic Star Casino LLC,
Gtd Sr Sec Note	9.500	10-15-10	B+	415	366,238
MTR Gaming Group, Inc.,
Gtd Sr Sub Note Ser B	9.000	06-01-12	B-	290	252,300
Pinnacle Entertainment, Inc.,
Sr Sub Note (L)	7.500	06-15-15	B-	1,000	787,500
Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	202	213,110
Seminole Hard Rock Entertainment,
Sr Sec Note (P)(S)	5.300	03-15-14	BB	500	396,250
Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB-	650	687,420

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Trump Entertainment Resorts, Inc.,
Gtd Sr Sec Note (L)	8.500	06-01-15	B	440	297,000
Turning Stone Resort & Casino,
Sr Note (S)	9.125	09-15-14	B+	1,540	1,470,700
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-14	BB-	349	333,295

Commodity Chemicals 0.15%					235,000

Sterling Chemicals, Inc.,
Gtd Sr Sec Note (S)	10.250	04-01-15	B-	235	235,000

Construction & Farm Machinery & Heavy Trucks 0.32%					495,000

Manitowoc Co., Inc. (The),
Sr Note	7.125	11-01-13	BB-	500	495,000

Consumer Finance 1.88%					2,923,674

CIT Group, Inc.,
Sr Note Ser MTN	5.125	09-30-14	A-	255	194,082
Sr Note	5.000	02-13-14	A	120	94,434
Ford Motor Credit Co.,
Sr Note	9.875	08-10-11	B	1,920	1,712,164
Sr Note	8.000	12-15-16	B	140	109,593
General Motors Acceptance Corp.,
Sr Note	6.000	12-15-11	BB+	465	347,584
Nelnet, Inc.,
Note (P)	7.400	09-29-36	BBB-	715	465,817

Data Processing & Outsourced Services 0.31%					475,366

Fiserv, Inc.,
Gtd Sr Note	6.800	11-20-17	BBB	460	475,366

Department Stores 0.30%					469,650

Penney J.C. Co., Inc.,
Debenture	7.650	08-15-16	BBB-	445	469,650

Diversified Banks 3.87%					6,006,335

Banco Mercantil del Norte SA,
Sub Note (Mexico) (F)(S)	6.862	10-13-21	Baa2	685	629,136
Barclays Bank Plc,
Perpetual Bond (6.860% to
6-15-32 then variable)
(United Kingdom) (F)(S)	6.860	09-29-49	A+	1,655	1,377,850
Chuo Mitsui Trust & Banking Co. Ltd.,
Perpetual Jr Sub Note (5.506%
to 4-15-15 then variable)
(Japan) (F)(L)(S)	5.506	12-15-49	Baa1	940	785,300
ICICI Bank Ltd.,
Note (India) (F)(S)	6.625	10-03-12	BBB-	640	638,945
Lloyds TSB Group Plc,
Bond (United Kingdom)
(F)(P)(S)	6.267	11-14-49	A	730	559,896

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Royal Bank of Scotland Group Plc,
Jr Sub Bond (7.640% to
9-29-17 then variable)
(United Kingdom) (F)(S)	7.640	03-31-49	A	400	344,476
Perpetual Bond (7.648% to
9-30-31 then variable)
(United Kingdom) (F)	7.648	08-29-49	A	650	620,375
Societe Generale,
Sub Note (France) (F)(P)(S)	5.922	04-05-49	A+	460	375,562
Standard Chartered Plc,
Bond (United Kingdom) (F)(P)(S)	7.014	06-30-49	BBB+	500	435,288
Sub Note (United Kingdom)
(F)(S)	6.400	09-26-17	A	235	239,507

Diversified Chemicals 1.53%					2,369,531

Mosiac Co. (The),
Sr Note (S)	7.625	12-01-16	BB-	290	311,750
NOVA Chemicals Corp.,
MTN (Canada) (F)(L)	7.400	04-01-09	B+	2,045	2,057,781

Diversified Commercial & Professional Services	1.08%				1,670,773

Grupo Kuo SAB de CV,
Gtd Sr Note (Mexico) (F)	9.750	10-17-17	BB-	975	906,750
Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman Islands)
(F)(S)	6.500	02-13-13	A-	750	764,023

Diversified Financial Services 2.72%					4,230,059

Capital One Financial Corp.,
Sr Note	6.750	09-15-17	BBB+	1,000	948,572
Erac USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	BBB	465	415,471
Huntington Capital III,
Gtd Sub Bond (P)	6.650	05-15-37	BBB-	590	453,539
Independencia International Ltd.,
Gtd Sr Bond (Brazil) (F)(S)	9.875	01-31-17	B	1,000	930,000
QBE Capital Funding II LP,
Gtd Sub Bond (Jersey Islands)
(F)(P)(S)	6.797	06-29-49	BBB	695	629,628
SMFG Preferred Capital Ltd.,
Perpetual Bond (6.078% to
1-25-17 then variable) (S)	6.078	01-25-49	BBB	590	462,560
Sovereign Capital Trust VI,
Gtd Note	7.908	06-13-36	BB+	480	390,289

Diversified REITs 0.16%					246,456

HRPT Properties Trust,
Sr Note	6.650	01-15-18	BBB	285	246,456

Drug Retail 0.97%					1,501,957

CVS Caremark Corp.,
Jr Sub Bond (P)	6.302	06-01-37	BBB-	990	907,854
Sr Note	5.750	06-01-17	BBB+	585	594,103

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Electric Utilities 6.56%					10,176,575

Abu Dhabi National Energy Co.,
Bond (United Arab Emirates)
(F)(S)	6.500	10-27-36	A+	935	841,276
AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	988	1,022,690
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	736	818,380
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BBB-	700	758,467
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB-	335	340,304
HQI Transelect Chile SA,
Sr Note (Chile) (F)	7.875	04-15-11	BBB-	1,230	1,329,506
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	297	311,642
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB-	325	342,063
Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (F)(S)	9.625	11-15-09	BBB+	514	554,182
Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB-	565	602,025
PNPP II Funding Corp.,
Deb	9.120	05-30-16	BBB-	437	522,372
Teco Finanace, Inc.,
Note (S)	6.572	11-01-17	Baa3	233	236,495
Texas Competitive Electric Holdings Co.
LLC,
Gtd Sr Note	10.250	11-01-15	CCC	1,000	996,250
TXU Corp.,
Sec Bond	7.460	01-01-15	BB	467	416,675
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	1,076	1,084,248

Electronic Equipment Manufacturers 0.69%					1,066,728

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB-	775	794,192
Tyco Electronics Group SA,
Gtd Sr Bond (Luxembourg)
(F)(S)	6.550	10-01-17	BBB	260	272,536

Gas Utilities 0.31%					474,600

Southern Union Co.,
Jr Sub Note	7.200	11-01-66	BB	565	474,600

Health Care Distributors 0.27%					417,435

Covidien International Finance SA,
Gtd Sr Note (Luxembourg)
(F)(S)	6.000	10-15-17	A-	405	417,435

Health Care Facilities 0.45%					697,606

Community Health Systems, Inc.,
Sr Note (S)	8.875	07-15-15	B-	695	697,606

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Health Care Services 1.20%					1,861,100

Alliance Imaging, Inc.,
Sr Sub Note (L)	7.250	12-15-12	B-	255	239,700
Sr Sub Note Ser B	7.250	12-15-12	B-	185	173,900
HealthSouth Corp.,
Gtd Sr Note (P)	10.829	06-15-14	CCC+	500	482,500
Sun Healthcare Group, Inc.,
Gtd Sr Sub Note	9.125	04-15-15	CCC+	1,000	965,000

Health Care Supplies 0.77%					1,200,650

Bausch & Lomb, Inc.,
Sr Note (S)	9.875	11-01-15	B-	1,180	1,200,650

Insurance Brokers 0.51%					795,670

Merna Reinsurance Ltd.,
Sec Sub Note Ser B (P)	4.446	07-07-10	A2	550	501,765
Progressive Corp. (The),
Jr Sub Deb (P)	6.700	06-15-37	A-	330	293,905

Integrated Oil & Gas 0.82%					1,267,748

Petro-Canada,
Debenture (Canada) (F)	9.250	10-15-21	BBB	1,000	1,267,748

Integrated Telecommunication Services 2.59%					4,025,810

Bellsouth Corp.,
Debenture	6.300	12-15-15	A	914	969,610
Cincinnati Bell, Inc.,
Gtd Sr Sub Note	8.375	01-15-14	B-	1,025	960,938
Qwest Capital Funding, Inc.,
Sr Note	7.875	09-01-11	BBB-	445	443,887
Sprint Capital Corp.,
Gtd Sr Note	8.375	03-15-12	BBB-	500	462,500
Gtd Sr Note	6.900	05-01-19	BBB+	1,000	787,500
West Corp.,
Gtd Sr Sub Note	11.000	10-15-16	B-	475	401,375

Investment Banking & Brokerage 2.07%					3,215,649

American General Finance Corp.,
Note	6.900	12-15-17	A+	1,470	1,436,593
Bear Stearns Cos., Inc. (The),
Sr Note	7.250	02-01-18	AA-	1,000	1,033,391
Mizuho Financial Group Cayman Ltd.,
Gtd Sub Bond (Cayman Islands)
(F)	8.375	12-29-49	A2	750	745,665

IT Consulting & Other Services 0.26%					401,259

NCR Corp.,
Sr Note	7.125	06-15-09	BBB-	390	401,259

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Life & Health Insurance 0.41%					632,977

Lincoln National Corp.,
Jr Sub Bond	6.050	04-20-17	A-	250	218,581
Symetra Financial Corp.,
Jr Sub Bond (P)(S)	8.300	10-15-37	BB	440	414,396

Marine 1.66%					2,579,950

CMA CGM SA,
Sr Note (France) (F)(S)	7.250	02-01-13	BB+	700	609,000
Minerva Overseas Ltd.,
Gtd Note (Cayman Islands)
(F)(S)	9.500	02-01-17	B	1,080	974,700
Navios Maritime Holdings, Inc.,
Sr Note (Marshall Islands)
(F)	9.500	12-15-14	B	1,000	996,250

Metal & Glass Containers 0.69%					1,077,700

Blaze Recycling & Metals LLC,
Sr Sec Note (G)(S)	10.875	07-15-12	B	165	145,200
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	500	517,500
Vitro SA de CV,
Sr Note (Mexico) (F)	9.125	02-01-17	B	500	415,000

Movies & Entertainment 0.14%					220,500

Cinemark, Inc.,
Sr Disc Note, Step Coupon (Zero to 3-15-09,
then 9.750%) (O)	Zero	03-15-14	CCC+	245	220,500

Multi-Line Insurance 1.61%					2,493,522

Genworth Financial, Inc.,
Jr Sub Note	6.150	11-15-66	BBB+	430	359,140
Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	395	424,469
Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	885	838,369
Jr Gtd Sub Bond (S)	7.800	03-15-37	BB+	705	594,364
Sul America Participacoes SA,
Bond (Brazil) (F)(S)	8.625	02-15-12	B	267	277,180

Multi-Media 0.78%					1,210,902

News America Holdings,
Gtd Sr Deb	7.750	01-20-24	BBB	1,020	1,124,215
Quebecor Media, Inc.,
Sr Note (Canada) (F)	7.750	03-15-16	B2	95	86,687

Multi-Utilities 0.42%					659,299

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	550	659,299

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Office Services & Supplies 0.46%					707,265

Xerox Corp.,
Sr Note	6.750	02-01-17	BB+	670	707,265

Oil & Gas Drilling 0.35%					551,223

Allis-Chalmers Energy, Inc.,
Sr Note	8.500	03-01-17	B	335	294,800
Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (F)(S)	5.326	08-01-13	BBB-	250	256,423

Oil & Gas Exploration & Production 0.50%					775,926

McMoRan Exploration Co.,
Gtd Sr Note	11.875	11-15-14	CCC+	340	343,400
Western Oil Sands, Inc.,
Sr Note (Canada) (F)	8.375	05-01-12	BBB+	385	432,526

Oil & Gas Refining & Marketing 0.32%					500,832

Enterprise Products Operating LP,
Gtd Jr Sub Note (P)	7.034	01-15-68	BB	590	500,832

Oil & Gas Storage & Transportation 2.31%					3,583,013

Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07-15-16	B	545	549,088
NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB-	1,580	1,634,415
TEPPCO Partners LP,
Jr Gtd Sub Note (P)	7.000	06-01-67	BB	695	595,510
Williams Partners LP,
Grd Sr Note	7.250	02-01-17	BB+	800	804,000

Paper Packaging 0.79%					1,222,800

Smurfit-Stone Container Enerprises, Inc.,
Sr Note	8.375	07-01-12	CCC+	1,000	905,000
Sr Note	8.000	03-15-17	CCC+	245	205,800
US Corrugated, Inc.,
Sr Sec Note	10.000	06-01-13	CCC+	160	112,000

Paper Products 1.15%					1,780,202

Graphic Packaging International, Inc.,
Sr Note	8.500	08-15-11	B-	445	437,213
Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	365	377,989
Verso Paper Holdings LLC,
Sr Sec Note (L)(S)	9.125	08-01-14	B+	1,000	965,000

Property & Casualty Insurance 0.50%					783,235

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB-	750	783,235

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Publishing 0.44%					683,113

Idearc, Inc.,
Gtd Sr Note	8.000	11-15-16	B+	1,055	683,113

Real Estate Management & Development 1.54%					2,391,382

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	175	187,188
Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	505	439,521
Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	870	836,923
Shimao Property Holding Ltd.,
Gtd Sr Note (Cayman Islands)
(F)(S)	8.000	12-01-16	BB+	940	681,500
Ventas Realty LP/Capital Corp.,
Sr Note	6.625	10-15-14	BB+	250	246,250

Restaurants 0.64%					987,350

Dave & Buster's, Inc.,
Gtd Sr Note	11.250	03-15-14	CCC+	1,085	987,350

Semiconductors 0.50%					782,500

Freescale Semiconductor, Inc.,
Sr Note	8.875	12-15-14	B	1,000	782,500

Specialized Finance 2.31%					3,585,605

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	1,000	1,005,000
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	4.865	02-15-12	Baa2	500	481,156
Drummond Co., Inc.,
Sr Note (S)	7.375	02-15-16	BB-	290	265,350
ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	804	821,457
Teco Finance, Inc.,
Sr Note (S)	7.000	05-01-12	BB+	337	363,267
UCAR Finance, Inc.,
Gtd Sr Note	10.250	02-15-12	B+	125	129,375
USB Realty Corp.,
Perpetual Bond (6.091% to
1-15-12 then variable) (S)	6.091	12-15-49	A+	800	520,000

Specialty Chemicals 0.37%					573,775

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	B	590	573,775

Steel 0.42%					645,175

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	655	645,175

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Thrifts & Mortgage Finance 27.55%					42,765,118

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6
Class XP IO (P)	4.033	12-25-46	AAA	13,604	629,166
Mtg Pass Thru Ctf Ser 2007-5
Class XP IO (P)	4.221	06-25-47	AAA	9,938	658,418
American Home Mortgage Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1
Class GIOP IO (P)	2.166	05-25-47	AAA	8,287	481,662
American Tower Trust,
Mtg Pass Thru Ctf Ser 2007-1A
Class D (S)	5.957	04-15-37	BBB	865	725,657
Banc of America Commercial Mortgage,
Inc.,
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.181	09-10-47	AAA	300	298,467
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.880	03-20-36	AAA	1,061	984,776
Mtg Pass Thru Ctf Ser 2006-D
Class 6B2 (P)	5.946	05-20-36	AA	1,826	859,814
Bear Stearns Adjustable Rate Mortgage
Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B2 (P)	5.519	03-25-35	AA+	844	803,401
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3
Class B2 (P)	5.547	04-25-35	AA+	564	465,172
Mtg Pass Thru Ctf Ser 2006-4
Class 3B1	6.342	07-25-36	AA	2,524	252,395
Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf
Ser 2006-PW14 Class D (P)(S)	5.412	12-01-38	A	655	416,689
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	491	493,948
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.833	12-25-35	AAA	755	561,273
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Mtg Pass Thru Ctf
Ser 2005-CD1 Class C (P)	5.225	07-15-44	AA	295	231,443
ContiMortgage Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 1995-2
Class A-5	8.100	08-15-25	AAA	73	65,937
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59
Class 2X IO (P)	3.801	11-20-35	AAA	10,895	388,119
Mtg Pass Thru Ctf
Ser 2006-0A8 Class X IO (P)	1.961	07-25-46	AAA	10,578	409,880
Mtg Pass Thru Ctf
Ser 2006-0A10 Class XPP IO (P)	1.948	08-25-46	AAA	5,518	205,212

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Mtg Pass Thru Ctf
Ser 2006-0A12 Class X IO (P)	4.209	09-20-46	AAA	18,393	896,664
Mtg Pass Thru Ctf
Ser 2007-0A8 Class X IO (P)	2.000	06-25-47	AAA	6,917	275,615
Mtg Pass Thru Ctf
Ser 2006-11CB Class 3A1	6.500	05-25-36	Aaa	3,026	3,027,539
Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class G (S)	6.795	11-15-36	Ba2	3,000	2,558,730
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class M1 (S)	8.285	06-20-31	BB	340	295,800
Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1
Class M1 (S)	7.629	04-25-37	BB	1,000	750,000
DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2005-AR5 Class X2 IO (P)	3.388	08-19-45	AAA	29,566	997,862
First Horizon Alternative Mortgage
Securities,
Mtg Pass Thru Ctf
Ser 2004-AA5 Class B1 (P)	5.214	12-25-34	AA	437	428,996
Mtg Pass Thru Ctf
Ser 2006-AA2 Class B1 (G)(P)	6.177	05-25-36	AA	1,546	1,044,688
Global Signal Trust,
Sub Bond Ser 2004-2A Class D
(S)	5.093	12-15-14	Baa2	495	477,492
Sub Bond Ser 2006-1 Class E
(S)	6.495	02-15-36	Baa3	460	422,473
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	5.217	08-25-34	AA	919	861,233
Mtg Pass Thru Ctf Ser 2006-4F
Class 6A1	6.500	05-25-36	AAA	3,763	3,553,827
Harborview Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-8
Class 1X IO (P)	3.625	09-19-35	AAA	7,686	252,192
Mtg Pass Thru Ctf Ser 2007-3
Class ES IO (G)	0.350	05-19-47	AAA	24,118	180,889
Mtg Pass Thru Ctf Ser 2007-4
Class ES IO (G)(P)	0.350	07-19-47	AAA	24,217	211,899
Mtg Pass Thru Ctf Ser 2007-6
Class ES IO (G)(P)(S)	0.343	11-19-15	AAA	16,884	126,627
Harborview NIM Corp.,
Mtg Pass Thru Ctf Ser 2006-9A
Class N2 (G)(S)	8.350	11-19-36	BBB-	1,193	1,189,879
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2005-AR5 Class B1 (P)	5.515	05-25-35	AA	469	482,570
Mtg Pass Thru Ctf
Ser 2004-AR13 Class B1	5.296	01-25-35	AA	343	338,632
Mtg Pass Thru Ctf
Ser 2005-AR18 Class 1X IO (P)	3.739	10-25-36	AAA	16,467	447,691

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Mtg Pass Thru Ctf
Ser 2005-AR18 Class 2X IO	3.406	10-25-36	AAA	15,918	378,043
Mtg Pass Thru Ctf
Ser 2006-AR19 Class 1B1 (P)	6.401	08-25-36	AA	453	359,075
JP Morgan Chase Commercial Mortgage
Security Corp.,
Mtg Pass Thru Ctf
Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	2,035	1,582,865
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	837	825,093
Luminent Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-1
Class X IO (P)	3.876	04-25-36	AAA	23,623	812,054
Merrill Lynch Mortgage Investors Trust,
Mtg Pass Thru Ctf
Ser 2006-AF1 Class MF1 (P)	6.106	08-25-36	AA	1,217	970,843
MLCC Mortgage Investors, Inc.,
Mtg Pass Thru Ctf Ser 2007-3
Class M1 (G)(P)	5.981	09-25-37	AA	420	340,966
Mtg Pass Thru Ctf Ser 2007-3
Class M2 (G)(P)	5.981	09-25-37	A	155	118,955
Mtg Pass Thru Ctf Ser 2007-3
Class M3 (G)(P)	5.981	09-25-37	BBB	105	69,919
Morgan Stanley Capital I,
Mtg Pass Thru Ctf
Ser 2005-HQ7 Class A4 (P)	5.203	11-14-42	AAA	840	847,692
Mtg Pass Thru Ctf
Ser 2006-IQ12 Class E	5.538	12-15-43	A+	640	421,412
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.549	05-25-35	AA	417	366,773
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf
Ser 2005-QA12 Class NB5 (P)	5.957	12-25-35	AAA	3,235	2,652,164
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D
(S)	6.219	11-15-35	Baa2	225	213,149
Sub Bond Ser 2005-1A Class E
(S)	6.706	11-15-35	Baa3	200	189,553
Sub Bond Ser 2006-1A Class H
(S)	7.389	11-15-36	Ba3	365	328,927
Sub Bond Ser 2006-1A Class J
(S)	7.825	11-15-36	B1	220	198,157
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	460	473,096
Washington Mutual, Inc.,
Mtg Pass Thru Ctf
Ser 2005-AR4 Class B1 (P)	4.671	04-25-35	AA	1,511	1,370,236
Mtg Pass Thru Ctf
Ser 2007-0A4 Class XPPP IO (P)	1.136	04-25-47	Aaa	19,847	297,711
Mtg Pass Thru Ctf
Ser 2007-0A5 Class 1XPP IO (P)	1.330	06-25-47	Aaa	46,127	547,763

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Mtg Pass Thru Ctf
Ser 2007-0A5 Class 2XPP IO (P)	0.934	06-25-47	Aaa	52,006	861,353
Mtg Pass Thru Ctf
Ser 2007-0A6 Class 1XPP IO (P)	1.527	07-25-47	Aaa	26,532	348,231
Mtg Pass Thru Ctf Ser 2007-1
Class B1	6.205	02-25-37	AA	571	438,361

Tires & Rubber 0.19%					298,894

Goodyear Tire & Rubber Co. (The),
Sr Note (S)	8.625	12-01-11	B	285	298,894

Tobacco 0.94%					1,467,086

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B+	175	177,625
Gtd Sr Note (S)	8.500	05-15-12	B	245	230,300
Reynolds American, Inc.,
Gtd Sr Sec Note	7.250	06-01-13	BB	1,000	1,059,161

Wireless Telecommunication Services 1.46%					2,267,078

Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2005-1A
Class D	5.612	06-15-35	Baa2	1,340	1,275,278
Digicel Group Ltd.,
Sr Note (Bermuda) (F)(S)	8.875	01-15-15	Caa2	1,080	901,800
Rural Cellular Corp.,
Sr Sub Note (P)	8.989	11-01-12	CCC	90	90,000

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 3.06%					$4,753,468

(Cost $4,901,730)

Agricultural Products 0.76%					1,185,548

Ocean Spray Cranberries, Inc., 6.250%,
Ser A (S)			BB+	12,500	1,185,548

Diversified Metals & Mining 0.42%					646,070

Freeport-McMoRan Copper & Gold, Inc.,
6.750%, Convertible			B+	4,600	646,070

Integrated Telecommunication Services 0.54%					834,400

Telephone & Data Systems, Inc., 7.600%,
Ser A			BB+	40,000	834,400

Real Estate Management & Development 1.34%					2,087,450

Apartment Investment & Management Co.,
8.000%, Ser T			B+	55,000	1,253,450
Public Storage REIT, Inc., 6.500%,
Depositary Shares, Ser W			BBB+	40,000	834,000

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value
Tranche loans 0.32%					$500,000

(Cost $495,000)

Hotels, Resorts & Cruise Lines 0.32%					500,000

East Valley Tourist Development Authority,
Tranche (Fac LN5501750),
8-6-12 (G)			B3	$500	500,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government and agency securities 59.37%					$92,152,357

(Cost $90,469,992)

Government U.S. Agency 59.37%					92,152,357

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	13	13,869
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	1,822	1,870,259
30 Yr Pass Thru Ctf	6.000	05-01-37	AAA	3,947	4,052,007
30 Yr Pass Thru Ctf	6.000	08-01-37	AAA	3,407	3,497,067
30 Yr Pass Thru Ctf	5.500	04-01-33	AAA	1,542	1,562,120
30 Yr Pass Thru Ctf	5.500	05-15-35	AAA	3,000	3,033,073
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	12	12,717
15 Yr Pass Thru Ctf	7.000	09-01-12	AAA	2	2,585
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	30	31,424
15 Yr Pass Thru Ctf	6.000	05-01-21	AAA	690	710,686
30 Yr Adj Rate Pass Thru
Ctf (P)	5.744	04-01-37	AAA	6,913	7,113,427
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	350	362,494
30 Yr Pass Thru Ctf	6.500	12-01-36	AAA	376	389,399
30 Yr Pass Thru Ctf	6.500	08-01-37	AAA	1,450	1,503,159
30 Yr Pass Thru Ctf	6.000	05-01-35	AAA	3,219	3,300,716
30 Yr Pass Thru Ctf	6.000	08-01-36	AAA	3,336	3,421,009
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	14,913	15,293,437
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	2,151	2,205,968
30 Yr Pass Thru Ctf	6.000	12-01-36	AAA	2,473	2,536,694
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	2,933	3,006,961
30 Yr Pass Thru Ctf	6.000	01-01-38	AAA	8,726	8,946,546
30 Yr Pass Thru Ctf	5.500	04-01-35	AAA	1,870	1,892,078
30 Yr Pass Thru Ctf	5.500	11-01-35	AAA	1,583	1,601,397
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	2,100	2,123,971
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	3,981	4,026,755
30 Yr Pass Thru Ctf	5.500	02-01-37	AAA	1,670	1,687,383
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	4,501	4,547,913
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	578	584,100
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	5,058	5,110,653
30 Yr Pass Thru Ctf	5.500	12-01-37	AAA	4,694	4,742,668
CMO REMIC Ser 2006-67-PD	5.500	12-25-34	AAA	1,230	1,224,723
Note	6.000	05-30-25	AAA	1,720	1,721,479

John Hancock
Income Securities Trust
Securities owned by the Fund on
March 31, 2008 (unaudited)

Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	4	5,121
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	4	4,596
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	12	13,903
	Interest	Maturity		Par value
Issuer, description	rate	date		(000)	Value
Short-term investments 7.30%					$11,332,336
(Cost $11,332,336)

Certificates of Deposit 3.29%					5,100,000

Federal Home Loan Bank,
Disc Note	4.150%(Y)	04-01-08		$5,100	5,100,000

Joint Repurchase Agreement 0.03%					41,000

Joint Repurchase Agreement transaction
with Barclays Plc dated 3-31-08 at 1.450%
to be repurchased at $41,002 on 4-1-08,
collateralized by $34,432 U.S. Treasury
Inflation Indexed Bond, 2.375%, due
1-15-25 (valued at $41,822, including
interest)	1.450%			41	41,000
				Shares

Cash Equivalents 3.99%					6,191,336

John Hancock Cash Investment Trust (T)(W)	2.960%(Y)			6,191,336	6,191,336

Total investments (Cost $262,231,230)† 161.01%					$249,929,399

Other assets and liabilities, net (3.65%)					($5,660,425)

Fund preferred shares, at liquidation value (57.36%)					($89,042,449)

Total net assets applicable to common shareholders 100.00%					$155,226,525

The percentage shown for each investment
category is the total value of that category as a
percentage of the net assets applicable to
common shareholders.

John Hancock
Income Securities Trust
Notes to Schedule of Investments
March 31, 2008 (unaudited)

Gtd Guaranteed

IO Interest only (carries notional principal amount)

MTN Medium Term Note

NIM Net Interest Margin

 REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of March 31, 2008.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $44,386,717 or 28.59% of the net assets applicable to common shareholders as of March 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of March 31, 2008.

† The cost of investments owned on March 31, 2008, including short-term investments for Federal income tax purposes, was $262,765,160. Gross unrealized appreciation and depreciation of investments aggregated $4,235,679 and $17,071,440, respectively, resulting in net unrealized depreciation of $12,835,761.

Notes to Schedule of Investments - Page 16

John Hancock
Income Securities Trust
Interest rate swap contracts
March 31, 2008 (unaudited)

		Rate type

	Notional	Payments made	Payments received	Termination		Unrealized
	amount	by Fund	by Fund	date	Counterparty	depreciation

	$29,000,000	4.6875% (a)	3-month LIBOR	Sep 2010	Bank of America	($987,302)
	29,000,000	3.996% (a)	3-month LIBOR	Dec 2010	Barclays Bank Plc	(1,441,966)

	Total					($2,429,268)

(a)	Fixed rate

Interest rate swap contracts - Page 17

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when the market prices are not readily available or reliable. The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*

Level 1 – Quoted Prices	$9,759,256	–

Level 2 – Other Significant Observable Inputs	217,437,694	($2,429,268)

Level 3 – Significant Unobservable Inputs	22,732,449	–

Total	$249,929,399	($2,429,268)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments

Balance as of 12/31/07	$30,227,450	–

Accrued discounts/premiums	(268,124)	–

Realized gain (loss)	17,668	–

Change in unrealized appreciation (depreciation)	(1,715,104)	–

Net purchases (sales)	1,038,493	–

Transfers in and/or out of Level 3	(6,567,934)	–

Balance as of 3/31/08	$22,732,449	–

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Notes to Schedule of Investments - Page 18

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swap as unrealized gains or losses on swap contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/depreciation. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Stripped securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Notes to Schedule of Investments - Page 19

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: JHS

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P60Q1 3/08
5/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 28, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: May 28, 2008